UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Item 1. Report to Stockholders.

Annual Report

JUNE 30, 2014

BBH Money Market Fund

BBH MONEY MARKET FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
June 30, 2014

For the 12-month period ended June 30, 2014, the BBH Money Market Fund (the “Fund”) returned 0.01%, net of fees, for both its regular and institutional shares. We believe the performance of the Fund remains competitive with industry peers, while maintaining a high degree of quality and liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing in a diversified portfolio of liquid, high-quality, short-term debt instruments. To that end, the Fund’s investments include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies, deposits in and commercial paper issued by large, well-capitalized global banks, commercial paper issued by large credit worthy corporations, U.S. municipals, and repurchase agreements backed by U.S. government and agency collateral.

During the reporting period, many of the world’s leading central banks maintained highly accommodative monetary policy in light of weak global economic growth, weak labor markets, and modest inflation. In particular, the European Central Bank (ECB) significantly broadened its accommodative monetary policy by further reducing its policy rates and enacting a series of measures aimed at augmenting lending activity to spur economic growth. The appointment of Janet Yellen as the Federal Reserve’s (“Fed”) Chairwoman has generally been viewed as supportive of the existing accommodative monetary policy in the U.S. Investor expectations for an increase in the Federal Funds rate continue to be about 12 months forward as measured by Fed Funds Futures. Steady, albeit modest improvement in the U.S. economy has allowed the Fed to significantly taper its asset purchase program in 2014. At the current pace of tapering, the Fed’s bond purchases are expected to be fully wound down by the fall of 2014 leaving the door open for modest and gradual policy rate increases in 2015.

The investment team for the BBH Money Market Fund maintained what it believed to be a conservative investment strategy throughout the period. We continue to perform our own rigorous credit assessment of all securities purchased for the Fund and do not rely on rating agency opinions to determine credit quality.

On July 23, 2014, the Securities and Exchange Commission (the “SEC”) adopted amendments to the rules that govern money market mutual funds. The amendments provide a two year transition period for implementation and contain structural and operational reforms that, when implemented, may affect the Fund's return potential and liquidity.

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after tax returns, contact the Fund at 1-800-575-1265.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2

BBH MONEY MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of BBH Trust and Shareholders of
BBH Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Money Market Fund (a series of BBH Trust) (the “Fund”), as of June 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 22, 2014

FINANCIAL STATEMENT JUNE 30, 2014	3

BBH MONEY MARKET FUND
PORTFOLIO ALLOCATION
June 30, 2014

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Certificates of Deposit	$345,950,456	21.4%
Commercial Paper	39,992,093	2.5
Municipal Bonds	95,510,000	5.9
U.S. Government Agency Obligations	458,875,658	28.3
U.S. Treasury Bills	314,992,147	19.5
U.S. Treasury Notes	90,039,932	5.6
Time Deposits	44,000,000	2.7
Repurchase Agreements	185,000,000	11.4
Cash and Other Assets in Excess of Liabilities	43,808,199	2.7
NET ASSETS	$1,618,168,485	100.0%

All data as of June 30, 2014. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

4

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
June 30, 2014

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (21.4%)
$20,000,000	Bank of Montreal	08/27/14	0.170%	$20,000,000
20,000,000	Bank of Montreal	09/10/14	0.170	20,000,000
15,850,000	Bank of Nova Scotia	08/21/14	0.150	15,850,000
25,000,000	Bank of Nova Scotia	10/17/14	0.160	25,000,000
27,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	08/08/14	0.190	27,000,000
15,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	09/15/14	0.180	15,000,000
40,000,000	Credit Suisse	09/22/14	0.220	40,000,230
29,750,000	Deutsche Bank AG	07/28/14	0.210	29,750,000
42,900,000	DNB Bank ASA	08/05/14	0.160	42,900,000
42,700,000	National Australia Bank Ltd.	07/01/14	0.110	42,700,000
25,000,000	Standard Chartered Bank	09/12/14	0.180	25,000,000
42,750,000	Svenska Handelsbanken	08/08/14	0.155	42,750,226
	Total Certificates of Deposit
	(Identified cost $345,950,456)			345,950,456

	COMMERCIAL PAPER (2.5%)
5,000,000	ING US Funding LLC[1]	07/25/14	0.190	4,999,367
25,000,000	ING US Funding LLC[1]	08/01/14	0.230	24,995,048
10,000,000	ING US Funding LLC[1]	08/14/14	0.190	9,997,678
	Total Commercial Paper
	(Identified cost $39,992,093)			39,992,093

	MUNICIPAL BONDS (5.9%)
14,000,000	California State Health Facilities
	Financing Authority[2]	07/07/14	0.050	14,000,000
9,290,000	Charlotte, North Carolina[2]	07/07/14	0.070	9,290,000
14,000,000	Connecticut State Health & Educational
	Facility Authority[2]	07/07/14	0.030	14,000,000
9,830,000	Illinois State Finance Authority[2]	07/07/14	0.050	9,830,000
10,990,000	Kansas State Department
	of Transportation[2]	07/07/14	0.070	10,990,000
12,100,000	Massachusetts State Health &
	Educational Facilities Authority[2]	07/07/14	0.050	12,100,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2014	5

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2014

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$13,425,000	New Hampshire State Health &
	Education Facilities Authority[2]	07/07/14	0.050%	$13,425,000
11,875,000	University of Michigan[2]	07/07/14	0.060	11,875,000
	Total Municipal Bonds
	(Identified cost $95,510,000)			95,510,000

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (28.3%)
50,000,000	Fannie Mae Discount Notes[1]	07/02/14	0.047	49,999,935
15,000,000	Fannie Mae Discount Notes[1]	07/23/14	0.045	14,999,587
15,000,000	Fannie Mae Discount Notes[1,3]	07/28/14	0.053	14,999,404
70,000,000	Fannie Mae Discount Notes[1,3]	09/03/14	0.065	69,991,911
49,900,000	Federal Home Loan Bank
	Discount Notes[1,3]	07/02/14	0.059	49,899,918
40,000,000	Federal Home Loan Bank
	Discount Notes[1,3]	07/09/14	0.054	39,999,522
20,000,000	Federal Home Loan Bank
	Discount Notes[1]	08/01/14	0.055	19,999,053
45,000,000	Federal Home Loan Bank
	Discount Notes[1]	08/06/14	0.057	44,997,435
59,000,000	Freddie Mac Discount Notes[1,3]	07/28/14	0.040	58,998,230
20,000,000	Freddie Mac Discount Notes[1]	08/19/14	0.055	19,998,503
50,000,000	Freddie Mac Discount Notes[1,3]	09/02/14	0.054	49,995,319
10,000,000	Freddie Mac Discount Notes[1,3]	09/10/14	0.060	9,998,816
15,000,000	Freddie Mac Discount Notes[1]	09/18/14	0.060	14,998,025
	Total U.S. Government Agency Obligations
	(Identified cost $458,875,658)			458,875,658

	U.S. TREASURY BILLS (19.5%)
50,000,000	U.S. Treasury Bill[1]	07/03/14	0.010	49,999,972
50,000,000	U.S. Treasury Bill[1]	07/10/14	0.010	49,999,875
50,000,000	U.S. Treasury Bill[1]	08/07/14	0.013	49,999,357
55,000,000	U.S. Treasury Bill[1,3]	08/21/14	0.015	54,998,828
50,000,000	U.S. Treasury Bill[1,3]	08/28/14	0.031	49,997,543

The accompanying notes are an integral part of these financial statements.

6

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2014

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (continued)
$50,000,000	U.S. Treasury Bill[1]	09/04/14	0.030%	$49,997,292
10,000,000	U.S. Treasury Bill[1]	09/11/14	0.036	9,999,280
	Total U.S. Treasury Bills
	(Identified cost $314,992,147)			314,992,147

	U.S. TREASURY NOTES (5.6%)
25,000,000	U.S. Treasury Note	07/31/14	0.125	25,002,093
65,000,000	U.S. Treasury Note	08/15/14	0.500	65,037,839
	Total U.S. Treasury Notes
	(Identified cost $90,039,932)			90,039,932

	TIME DEPOSITS (2.7%)
44,000,000	Wells Fargo	07/01/14	0.110	44,000,000
	Total Time Deposits
	(Identified cost $44,000,000)			44,000,000

	REPURCHASE AGREEMENTS (11.4%)
55,000,000	BNP Paribas (Agreement dated 06/30/14
	collateralized by FHLMC 2.500%-6.500%,
	due 11/01/16-06/01/44, value
	$17,864,535, FNMA 2.500%-6.500%, due
	03/01/15-01/01/44, value $24,002,543,
	GNMA 3.000%-6.500%, due
	11/20/28-09/20/43, value $14,232,922)	07/01/14	0.090	55,000,000
20,000,000	Deutsche Bank Securities, Inc.
	(Agreement dated 06/30/14
	collateralized by GNMA
	3.500%-4.500%, due 04/20/41-11/20/42,
	value $20,400,001)	07/01/14	0.150	20,000,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2014	7

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2014

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$55,000,000	RBC Capital Markets (Agreement
	dated 06/30/14 collateralized by
	FHLMC 2.721%-4.500%, due
	02/01/34-03/01/44, value $26,528,297,
	FNMA 0.000%-4.000%, due
	10/01/22-06/01/44, value $29,571,703)	07/01/14	0.080%	$55,000,000
55,000,000	Societe Generale (Agreement
	dated 06/30/14 collateralized by
	FHLMC 2.087%-6.919%, due
	01/01/20-04/01/43, value $33,222,554,
	FNMA 1.959%-6.179%, due
	07/01/17-11/01/42 value $22,877,446)	07/01/14	0.100	55,000,000
	Total Repurchase Agreements
	(Identified cost $185,000,000)			185,000,000

TOTAL INVESTMENTS (Identified cost $1,574,360,286)[4]			97.3%	$1,574,360,286
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.7%	43,808,199
NET ASSETS			100.0%	$1,618,168,485

1	Coupon represents a yield to maturity.
2	Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of June 30, 2014.
3	Coupon represents a weighted average yield.
4	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

GNMA — Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

8

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2014

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2014	9

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2014

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At June 30, 2014, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2014

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of June 30, 2014
Certificates of Deposit	—	$345,950,456	—	$345,950,456
Commercial Paper	—	39,992,093	—	39,992,093
Municipal Bonds	—	95,510,000	—	95,510,000
U.S. Government
Agency Obligations	—	458,875,658	—	458,875,658
U.S. Treasury Bills	—	314,992,147	—	314,992,147
U.S. Treasury Notes	—	90,039,932	—	90,039,932
Time Deposits	—	44,000,000	—	44,000,000
Repurchase Agreements	—	185,000,000	—	185,000,000
Total Investments, at value	—	$1,574,360,286	—	$1,574,360,286

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of June 30, 2014, based on the valuation input levels on June 30, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2014	11

BBH MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014

ASSETS:
Investments (Including repurchase agreements of $185,000,000)	$1,574,360,286
Cash	822,614
Receivables for:
Shares sold	61,805,181
Interest	202,821
Prepaid assets	32,141
Total Assets	1,637,223,043

LIABILITIES:
Payables for:
Shares redeemed	18,791,186
Custody and fund accounting fees	72,858
Professional fees	49,610
Shareholder servicing fees	40,609
Dividends declared	21,862
Investment advisory and administrative fees	17,227
Distribution fees	5,175
Transfer agent fees	3,939
Board of Trustees’ fees	1,919
Accrued expenses and other liabilities	50,173
Total Liabilities	19,054,558
NET ASSETS	$1,618,168,485
Net Assets Consist of:
Paid-in capital	$1,618,164,948
Accumulated net investment income	3,537
Net Assets	$1,618,168,485

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($1,151,117,516 ÷ 1,151,117,309 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($467,050,969 ÷ 467,050,603 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the year ended June 30, 2014

NET INVESTMENT INCOME:
Income:
Interest and other income	$1,540,199
Expenses:
Investment advisory and administrative fees	4,170,430
Shareholder servicing fees	3,181,214
Custody and fund accounting fees	244,626
Board of Trustees’ fees	85,607
Professional fees	74,016
Distribution fees	31,030
Transfer agent fees	18,424
Miscellaneous expenses	118,511
Total Expenses	7,923,858
Investment advisory and administrative fee/shareholder servicing
fee waivers	(6,558,898)
Expense offset arrangement	(4,949)
Net Expenses	1,360,011
Net Investment Income	180,188

NET REALIZED GAIN:
Net realized gain on investments	3,594
Net Increase in Net Assets Resulting from Operations	$183,782

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2014	13

BBH MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended June 30,
	2014	2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$180,188	$165,789
Net realized gain on investments	3,594	14,442
Net increase in net assets resulting
from operations	183,782	180,231
Distributions declared:
From net investment income:
Regular Shares	(127,313)	(127,141)
Institutional Shares	(56,424)	(52,947)
Total distributions declared	(183,737)	(180,088)
From Fund Share (Principal) Transactions at
Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in
connection with reinvestments of dividends	5,314,027,339	5,303,095,107
Fund shares repurchased	(5,409,098,061)	(5,129,405,939)
Net increase (decrease) in net assets resulting
from fund share transactions	(95,070,722)	173,689,168
Total increase (decrease) in net assets	(95,070,677)	173,689,311

NET ASSETS:
Beginning of year	1,713,239,162	1,539,549,851
End of year (including accumulated net investment
income of $3,537 and $2,201, respectively)	$1,618,168,485	$1,713,239,162

The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each year

	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1,2]	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders from net
investment income[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,151	$1,181	$1,006	$1,119	$1,116
Ratio of expenses to average net assets
before reductions	0.50%	0.51%	0.52%	0.52%	0.51%
Expense reimbursement[3]	0.43%	0.38%	0.36%	0.23%	0.10%
Expense offset arrangement[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets
net of reductions	0.07%	0.13%	0.16%	0.29%	0.41%
Ratio of net investment income to
average net assets	0.01%	0.01%	0.01%	0.01%	0.00%[4]

[1]	Calculated using average shares outstanding for the year.
[2]	Less than 0.01 per share.
[3]	During the fiscal years ended June 30, 2014, 2013, 2012, 2011 and 2010, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $5,511,949, $4,803,182, $4,247,736, $2,665,689 and $1,444,177, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2014	15

BBH MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each year

	For the years ended June 30,
	2014	2013	2012	2011	2010
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.00 [2]
Distributions to shareholders from net
investment income	0.00 [2]	0.00 [2]	0.00 [2]	(0.01)	0.00 [2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.04%	0.16%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$467	$532	$534	$594	$586
Ratio of expenses to average net
assets before reductions	0.26%	0.26%	0.27%	0.27%	0.26%
Expense reimbursement	0.19%[3]	0.13%[3]	0.11%[3]	0.01%[3]	–%
Expense offset arrangement[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets
net of reductions	0.07%	0.13%	0.16%	0.26%	0.26%
Ratio of net investment income to
average net assets	0.01%	0.01%	0.01%	0.04%	0.16%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01 per share.
[3]	During the fiscal years ended June 30, 2014, 2013, 2012 and 2011, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $1,046,949, $666,139, $699,105 and $61,661, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

16

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2014

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At June 30, 2014, there were six series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities
FINANCIAL STATEMENT JUNE 30, 2014	17

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of June 30, 2014 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01 are shown in the portfolio of investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if

18

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended June 30, 2014, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually. The Fund declared dividends in the amounts of $127,313 and $56,424 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2014.

The tax character of distributions paid during the fiscal years ended June 30, 2014 and 2013, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2014:	$183,737	–	$183,737	$183,737
2013:	180,088	–	180,088	180,088

As of June 30, 2014 and 2013, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2014:	$25,399	–	$25,399	–	$(21,862)	–	$3,537
2013:	35,455	–	35,455	–	(33,254)	–	2,201

The Fund did not have a net capital loss carryforward at June 30, 2014.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

FINANCIAL STATEMENT JUNE 30, 2014	19

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

To the extent future capital gains are offset by future capital loss carryforwards, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements”. ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management has determined that there is no impact to the financial statements.

On June 12, 2014, FASB issued ASU 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, which changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires enhanced disclosures about repurchase agreements and other similar transactions. The accounting changes and disclosure guidance are effective for public entities for the first interim or annual period after December 15, 2014. Early adoption is not permitted for public companies. Management is currently evaluating the application of ASU 2014-11 and its impact, if any, on the Fund’s financial statements.

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”), through a separately identifiable department (“SID” or “Investment Adviser”), provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the year ended June 30, 2014, the Fund incurred $4,170,430 for services under the Agreement.
20

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, BBH voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2014, BBH waived fees in the amount of $2,890,985 and $1,046,949 for Regular Shares and Institutional Shares, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.25% of the Regular Shares average daily net assets. For the year ended June 30, 2014, the Regular Shares of the Fund incurred $3,181,214 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2014, BBH waived fees in the amount of $2,620,964.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the year ended June 30, 2014, the Fund incurred $244,626 in custody and fund accounting fees. These fees for the Fund were reduced by $4,949 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended June 30, 2014, was $2,663.
FINANCIAL STATEMENT JUNE 30, 2014	21

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2014, the Fund incurred $85,607 in non-interested Trustee compensation and reimbursements.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:
	For the year ended June 30, 2014		For the year ended June 30, 2013
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	3,547,665,592	$3,547,665,592	4,125,230,829	$4,125,230,829
Shares issued in
connection with
reinvestments
of dividends	13,580	13,580	11,265	11,265
Shares repurchased	(3,577,579,956)	(3,577,579,956)	(3,950,191,341)	(3,950,191,341)
Net increase (decrease)	(29,900,784)	$(29,900,784)	175,050,753	$175,050,753
Institutional Shares
Shares sold	1,766,329,862	$1,766,329,862	1,177,830,298	$1,177,830,298
Shares issued in
connection with
reinvestments
of dividends	18,305	18,305	22,715	22,715
Shares repurchased	(1,831,518,105)	(1,831,518,105)	(1,179,214,598)	(1,179,214,598)
Net decrease	(65,169,938)	$(65,169,938)	(1,361,585)	$(1,361,585)

The number of Shares of beneficial interest and related dollars in the above table have been corrected for the year ended June 30, 2013 to reclassify $8,001,717 of Regular Shares and $1,087,535 of Institutional Shares from Shares issued in connection with reinvestments of dividend to Shares sold.

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. Although the Fund seeks to preserve

22

BBH MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2014

the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in material dilution or other unfair results to shareholders (amortized cost risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (selection risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal securities risk). The U.S. Securities and Exchange Commission recently adopted additional money market fund regulations that the Fund will become subject to over the course of the next two years and may impact the operation and performance of the Fund (regulatory risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The absence of an active market for variable and floating rate securities could make it difficult for the Fund to dispose of such securities if the issuer defaults (variable and floating rate instrument risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that have occurred since June 30, 2014 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENT JUNE 30, 2014	23

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES
June 30, 2014 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2014 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Regular Shares
Actual	$1,000	$1,000	$0.35
Hypothetical[2]	$1,000	$1,024	$0.35

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period January 1, 2014 to June 30, 2014[1]
Institutional Shares
Actual	$1,000	$1,000	$0.35
Hypothetical[2]	$1,000	$1,024	$0.35

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.07% and 0.07% for Regular and Institutional Shares, respectively, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT JUNE 30, 2014	25

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST
June 30, 2014 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

26

BBH MONEY MARKET FUND
CONFLICTS OF INTEREST (continued)
June 30, 2014 (unaudited)

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT JUNE 30, 2014	27

BBH MONEY MARKET FUND
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2014 (unaudited)

In January 2014, the Fund reported on Form 1099 the tax status of all distributions made during the calendar year 2013. Shareholders should use the information on Form 1099 for their income tax returns.

28

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Money Market Fund includes additional information about the Fund’s Trustees and is available upon request, without charge, by contacting the Fund at 1-800-575-1265.

Name and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Birth Date: March 3, 1956	Chairman of the Board and Trustee	Chairman since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	6	None.
David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	6	Director of Dreyfus Mutual Funds (42 Funds).
Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012) CEO of WWIG (1992-2009).	6	Director of WWIG.
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	6	Chairman of Dillon Trust Company.

FINANCIAL STATEMENT JUNE 30, 2014	29

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
(unaudited)

Name and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co., Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	6	None
John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present); General Partner of BBH&Co. (1998 to 2011); President and Principal Executive Officer of the Trust (2008-2011).	6	None

30

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
(unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Partner of BBH&Co. since 1995; joined BBH&Co. in 1977.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer (“CCO”); and	Since 2011	Senior Vice President of BBH&Co. since June 2011; Partner at Crowell & Moring LLP (April 2010 to May 2011); and CCO of Cowen and Company (January 2005 to April 2010).
	Anti-Money Laundering Officer	Since 2014
Suzan Barron 50 Post Office Square Boston, MA 02110 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009; Finance and Accounting Consultant at The Siegfried Group (2007-2009).

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Messrs. Wagner and Feldman previously served on the Board of Trustees of the Predecessor Trust.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partner and Limited Partner of BBH&Co., respectively.
^	The Fund Complex consists of the Trust, which has six series, and each is counted as one “Portfolio” for purposes of this table.
FINANCIAL STATEMENT JUNE 30, 2014	31

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

Investment Adviser
Brown Brothers Harriman
Mutual Fund Advisory Department
140 Broadway
New York, NY 10005

To obtain information or make shareholder inquiries:
By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended June 30, 2014 (the “Reporting Period”), the Registrant has adopted a code of ethics (“Ethical Standards for Principal Executive and Principal Financial Officers”) that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 575-1265.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that David P. Feldman and Andrew S. Frazier possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated David P. Feldman and Andrew S. Frazier as the Registrant’s audit committee financial experts. Messrs. David P. Feldman and Andrew S. Frazier are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $32,748 for 2014 and $26,000 for 2013 .

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2014 and $0 for 2013.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $4,500 for 2014 and $4,500 for 2013.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $5,373 for 2014 and $9,200 for 2013.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $872,349 for 2014 and $480,649 for 2013.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz___________________

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date:  September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz___________________

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: September 5, 2014

By: (Signature and Title)

/s/ Charles H. Schreiber_________________

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: September 5, 2014